Financial Instruments - Disclosure of foreign currency risk (Details)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 884,784
Accounts Receivable		10,273,376	$ 2,916,991
Finance Lease Receivable		$ 2,970,356	$ 3,395,739	$ 3,922,391
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 138,869
Accounts Receivable	89,944
Sales tax receivable	42,526
Prepaids and deposits	10,988
Finance Lease Receivable	82,000
Accounts Payable and Accrued Liabilities	(410,321)
Related Party Loan & Interests Payable	$ (4,242,071)